Held-to-Maturity Investments (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Held-to-Maturity Investments
Held-to-maturity investments	$ 142.0	$ 0
Short-term portion of held-to-maturity investments	93.2
Long-term portion of held-to-maturity investments	$ 48.8
Investment maturity date	ranging from three to sixteen months